Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 11. Subsequent Events

In April 2017, 59,506 placement agent warrants issued in connection with the 2015 private placement offering, each having a term of five years and an exercise price of $1.50, were exercised. Also in April 2017, 17,188 placement agent warrants issued in connection with the first 2016 private placement offering, each having a term of five years and an exercise price of $1.60, were exercised.

During April, the Company granted a restricted stock award of 70,000 shares of Common Stock to a non-executive employee. The award vests at 25% on each of the first four anniversaries of the award.

Also during April 2017, the Company issued a restricted stock award of 40,000 shares to a second non-executive employee. The award vests 50% on the second anniversary of the grant date and 25% on the each of the third and fourth anniversaries.

On May 2, 2017, the Company held a closing of a new private placement offering (the “2017 Offering”) in which it sold 111,100 shares of Common Stock at a purchase price of $9.00 per share, for aggregate gross proceeds of $999,900, before deducting commissions of $70,000. In connection with this closing, the Company agreed to pay a placement agent cash commissions not to exceed 7% of the gross proceeds raised from investors first contacted by the placement agent in the 2017 Offering. In addition, the Company agreed to issue to the placement agent warrants to purchase a number of shares of Common Stock equal to 7% of the number of shares of Common Stock sold to investors first contacted by the placement agent in the 2017 Offering as additional commissions. As a result of the foregoing, the Company issued to the placement agent warrants to purchase an aggregate of 7,777 shares of Common Stock. The warrants have a term of five years and an exercise price of $9.00 per share. These commissions were accrued pursuant to the terms of a placement agent agreement entered into in connection with the 2016-2017 Offering, which, as amended, provided for compensation to the placement agent upon subsequent investments made by an original participating stockholder in the 2016-2017 Offering.

Also, in May, the Company held a closing of the 2017 Offering in which it sold 63,000 shares of Common Stock at a purchase price of $9.00 per share, for aggregate gross proceeds of $567,000, before deducting commissions of $40,000. In connection with this closing, the Company issued to a placement agent warrants to purchase an aggregate of 4,410 shares of Common Stock. The warrants have a term of five years and an exercise price of $9.00 per share.

Additionally, in May, the Company held a closing of the 2017 Offering in which it sold 488,900 shares of Common Stock at a purchase price of $9.00 per share, for aggregate gross proceeds of $4,400,100 before deducting commissions of $308,000. In connection with this closing, the Company issued to a placement agent warrants to purchase an aggregate of 34,223 shares of Common Stock. The warrants have a term of five years and an exercise price of $9.00 per share.

Note 15. Subsequent Events

Issuance of Restricted Stock

Restricted Stock Awards were executed by two non-executive employees in the amounts of (1) 8,000 common shares on August 9, 2016 and (2) 20,000 common shares on July 6, 2016. Both Restricted Stock Awards are subject to a repurchase option in favor of the Company that lapses over a four-year period, as follows: the repurchase option on 50% of the shares will lapse at the end of two years from the date of issuance, and the repurchase option on 25% of the shares will lapse at the end of each of the third and fourth years from the date of issuance. The shares were issued to the following groups of individuals:

On August 11, 2016 the Board of Directors approved the issuance of 40,000 common shares to consultants. The shares have a grant date fair value of $147,600 and vest immediately.

On August 11, 2016, the Board of Directors approved the issuance of the following Restricted Stock Awards for a total of 383,000 common shares. These restricted stock awards are subject to a repurchase option in favor of the Company that lapses over a four-year period, as follows: the repurchase option on 50% of the shares will lapse at the end of two years from the date of issuance, and the repurchase option on 25% of the shares will lapse at the end of each of the third and fourth years from the date of issuance. The shares were issued to the following groups of individuals:

a)	Four Board Members, including two Co-Chairmen, received 22,000 common shares each
b)	Nine non-executive employees received 172,000 common shares
c)	CEO received 36,000 common shares
d)	CFO received grant for 30,000 common shares
e)	Vice President of Business Development and Vice President of Operations received 20,000 common shares each
f)	One contractor received 10,000 common shares, and
g)	One contractor who is a related party received 7,000 common shares